Label	Element	Value
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	$ 21,801,000,000
Lease liabilities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	1,539,000,000
Assets held to hedge liabilities arising from financing activities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	(361,000,000)
Long-term borrowings [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	20,623,000,000
Product Transportation And Storage [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	823,000,000
Field Equipment And Power [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	332,000,000
Office Leases And Other [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	132,000,000
Offshore Vessels And Equipment [Member]
Right-of-use assets	ifrs-full_RightofuseAssets	$ 252,000,000